Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance					$ 23,246	$ 35,537	$ 45,873
Charge-offs					(7,513)	(31,080)	(24,023)
Recoveries					5,555	3,986	12,540
Net charge-offs					(1,958)	(27,094)	(11,483)
Provision for loan losses	$ (300)	$ (1,762)	$ (1,218)	$ 14,803	(3,280)	14,803	1,147
Ending balance	18,008				18,008	23,246	35,537
Ending balance: individually evaluated for impairment							933
Ending balance: collectively evaluated for impairment	18,008				18,008	23,246	34,604
Financing Receivables:
Ending balance	1,548,509				1,548,509	1,510,144	2,137,704
Ending balance: individually evaluated for impairment	3,117				3,117	10,229	36,915
Ending balance: collectively evaluated for impairment	1,545,392				1,545,392	1,499,915	2,100,789
Residential Real Estate Loans [Member]
Allowance for loan losses:
Beginning balance					3,513	2,898	3,333
Charge-offs					(2,809)	(3,124)	(409)
Recoveries					819	198	15
Net charge-offs					(1,990)	(2,926)	(394)
Provision for loan losses					1,506	3,541	(41)
Ending balance	3,029				3,029	3,513	2,898
Ending balance: collectively evaluated for impairment	3,029				3,029	3,513	2,898
Financing Receivables:
Ending balance	249,975				249,975	276,993	305,552
Ending balance: individually evaluated for impairment	1,970				1,970	4,759	2,569
Ending balance: collectively evaluated for impairment	248,005				248,005	272,234	302,983
Home Equity [Member]
Allowance for loan losses:
Beginning balance					3,238	3,375	2,734
Charge-offs					(3,334)	(4,568)	(1,646)
Recoveries					484	401	488
Net charge-offs					(2,850)	(4,167)	(1,158)
Provision for loan losses					2,461	4,030	1,799
Ending balance	2,849				2,849	3,238	3,375
Ending balance: collectively evaluated for impairment	2,849				2,849	3,238	3,375
Financing Receivables:
Ending balance	142,784				142,784	174,165	213,757
Ending balance: individually evaluated for impairment	88				88	1,751	4,988
Ending balance: collectively evaluated for impairment	142,696				142,696	172,414	208,769
Other [Member]
Allowance for loan losses:
Beginning balance					661	1,436	6,609
Charge-offs					(158)	(3,332)	(878)
Recoveries					44	342	290
Net charge-offs					(114)	(2,990)	(588)
Provision for loan losses					(537)	2,215	(4,585)
Ending balance	10				10	661	1,436
Ending balance: individually evaluated for impairment							17
Ending balance: collectively evaluated for impairment	10				10	661	1,419
Financing Receivables:
Ending balance	3,107				3,107	6,054	30,828
Ending balance: individually evaluated for impairment	101				101	135	586
Ending balance: collectively evaluated for impairment	3,006				3,006	5,919	30,242
Commercial Loans [Member]
Allowance for loan losses:
Beginning balance					15,834	27,828	33,197
Charge-offs					(1,212)	(20,056)	(21,090)
Recoveries					4,208	3,045	11,747
Net charge-offs					2,996	(17,011)	(9,343)
Provision for loan losses					(6,710)	5,017	3,974
Ending balance	12,120				12,120	15,834	27,828
Ending balance: individually evaluated for impairment							916
Ending balance: collectively evaluated for impairment	12,120				12,120	15,834	26,912
Financing Receivables:
Ending balance	1,152,643				1,152,643	1,052,932	1,587,567
Ending balance: individually evaluated for impairment	958				958	3,584	28,772
Ending balance: collectively evaluated for impairment	$ 1,151,685				$ 1,151,685	$ 1,049,348	$ 1,558,795